FIRST TRUST PORTFOLIOS, L.P.
                      1001 WARRENVILLE ROAD
                      LISLE, ILLINOIS 60532

                         October 1, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4


     Re:  The First Trust Special Situations Trust, Series 46
            (SEC File No. 33-53340)(CIK No. 0893196)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act.
Post effective Amendment No. 11, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on September 30, 2004.

                                    Very truly yours,




                                    First Trust Portfolios, L.P.